GOODWILL AND INTANGIBLE ASSETS - Disclosure of key assumptions used to determine value (Details)	12 Months Ended
Dec. 31, 2025
Unattended group of CGUs
Disclosure of detailed information about intangible assets [line items]
Growth rate	2.00%
Discount rate	13.80%
VMtecnologia LTDA
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.50%
Discount rate	19.60%
On Track Innovation Ltd.
Disclosure of detailed information about intangible assets [line items]
Growth rate	2.00%
Discount rate	21.00%
Weezmo
Disclosure of detailed information about intangible assets [line items]
Growth rate	2.00%
Discount rate	21.00%
Vendsys
Disclosure of detailed information about intangible assets [line items]
Growth rate	4.00%
Discount rate	12.00%
Roseman Holdings Ltd.
Disclosure of detailed information about intangible assets [line items]
Growth rate	2.00%
Discount rate	15.00%
Lynkwell
Disclosure of detailed information about intangible assets [line items]
Growth rate	2.00%
Discount rate	20.00%
Retail CGU
Disclosure of detailed information about intangible assets [line items]
Growth rate	2.00%
Discount rate	21.00%